Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income (loss)	$ (1,739,275)	$ 2,831,194	$ 2,729,602	$ 18,132,948
Change in operating assets and liabilities:
Accounts payable and accrued expenses	(1,656,454)	1,585,407	1,571,909	551,046
Net cash (used in) provided by operating activities	(1,860,002)	5,745,670	5,542,225	396,482
Cash flows from investing activities:
Net cash provided by investing activities	31,867,787	194,049,943	193,473,127	(2,624,298)
Cash flows from financing activities:
Net cash (used in) financing activities	(31,661,363)	(197,494,657)	(196,894,657)	328,131
Cash - Beginning of period	2,171,553	50,858	50,858	1,950,543
Cash - End of period	517,975	2,351,814	2,171,553	50,858
Angel Studios, Inc. CIK: 0001671941
Cash flows from operating activities:
Net income (loss)	(51,269,476)	11,084,442	9,012,124	(13,710,708)
Adjustments to reconcile net loss to net cash and cash equivalents used in operating activities:
Depreciation and amortization	768,130	654,254	916,945	665,920
Amortization of operating lease assets	509,892	497,141	666,653	453,996
Stock-based compensation expense	2,176,952	685,561	1,031,656	1,503,969
Investments in affiliates gain	(50,307)	(106,060)	(9,364)	(67,608)
Impairment of intangible assets	3,200		4,000	5,065,413
Non-cash interest expense		305,270	305,271
Change in deferred income taxes	(4,403,068)	(4,340,446)	37,611	(434,946)
Net gain on digital assets	(1,594,889)	3,599
Change in operating assets and liabilities:
Accounts receivable	19,593,173	(30,242,384)	(16,951,377)	3,251,012
Physical media inventory	(219,917)	(2,510,956)	(2,343,001)	1,369,233
Prepaid expenses and other current assets	(2,336,927)	(2,320,631)	(2,696,030)	2,056,587
Certificate of deposit		154,187	154,187	(1,914)
Licensing receivables	(4,032,744)		(19,130,765)
Content	(503,296)	(296,096)	(313,855)	(504,609)
Other long-term assets	(515,000)		(4,000,319)
Accounts payable and accrued expenses	2,937,860	7,521,889	4,751,709	(12,931,847)
Accrued licensing royalty expense	(6,788,204)	35,785,711	31,847,030	3,094,538
Operating lease liabilities	(478,392)	(487,341)	(657,296)	(423,806)
Deferred revenue	6,124,186	3,034,081	3,287,013	(1,048,481)
Net cash (used in) provided by operating activities	(40,082,027)	19,422,221	5,912,192	(11,663,251)
Cash flows from investing activities:
Purchases of property and equipment	(271,927)	(386,311)	(572,463)	(1,135,362)
Issuance of note receivable	(1,455,279)	(2,042,255)	(3,366,462)	(3,392,877)
Repayments of note receivable	1,820,313	3,669,396	5,090,166	2,779,320
Purchase of digital assets	(48,515)	(76,966)	(118,965)
Investments in affiliates	(1,033,516)	(770,391)	(1,720,390)	(1,747,980)
Net cash provided by investing activities	1,193,457	393,473	(688,114)	(3,496,899)
Cash flows from financing activities:
Repayment of notes payable	(18,562,356)	(26,775,579)	(26,751,117)
Receipt of notes payable	17,043,019	24,710,485	28,911,394	2,000,000
Debt financing fees		(305,271)	(305,271)
Repayment of accrued settlement costs			(230,005)	(208,373)
Exercise of stock options	457,820	39,258	235,726	258,855
Sale of common stock	26,901,019	7,500,000	7,500,001
Repurchase of common stock	(600,079)	(21,922)	(107,073)	(427,217)
Net cash (used in) financing activities	25,032,810	5,146,971	9,253,655	1,623,265
Effect of changes in foreign currency exchange rates on cash and cash equivalents	(2,063)		2,064
Net increase (decrease) in cash and cash equivalents	(13,857,823)	24,962,665	14,479,797	(13,536,885)
Cash - Beginning of period	25,201,425	10,721,628	10,721,628	24,258,513
Cash - End of period	11,343,602	35,684,293	25,201,425	10,721,628
Supplemental disclosure of cash flow information:
Cash paid for interest	456,144	3,544,216	3,586,937	498,769
Cash paid (refunded) for income taxes			$ 22,208	(2,078,744)
Supplemental schedule of noncash financing activities
Operating lease right-of-use assets and liabilities	$ 2,137,262	$ 2,406,886		$ 2,406,886